Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of composition of income tax expenses
The following table presents the composition of income tax expenses for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	13,844	11,089	6,009

Income tax expenses	13,844	11,089	6,009

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation from the PRC statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
Statutory income tax rate	25%	25%	25%
Permanent differences	7%	15%	(78%)
Tax difference of statutory rate in other jurisdictions	1%	(2%)	10%
Tax effect of preferential tax treatment	(9%)	(4%)	(27%)
Change in valuation allowance	(26%)	(36%)	77%

Effective income tax rate	(2%)	(2%)	7%

Schedule of deferred tax assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	629,728	627,006
Accrued expenses	465,769	418,520
Others	20,982	23,297
Less: valuation allowance	(1,116,479)	(1,068,823)

Total deferred tax assets, net	—	—

Summary of valuation allowances
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	998,146	1,116,479
Change of valuation allowance	118,333	(47,656)

Balance as of December 31	1,116,479	1,068,823

Summary of operation loss carry forwards	As of December 31, 2024, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2025	104,613
Loss expiring in 2026	130,814
Loss expiring in 2027	188,706
Loss expiring in 2028	457,060
Loss expiring in 2029	398,829
Loss expiring in 2030	866,217
Loss expiring in 2031	679,449
Loss expiring in 2032	323,224
Loss expiring in 2033	544,192
Loss expiring in 2034 and thereafter	297,467

3,990,571